Debt - Issuance Costs (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 18, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt modification and extinguishment costs			$ 14,887	$ 2,899	$ 5,986
Deferred debt issuance costs			24,609	21,491
Accumulated amortization			(2,807)	(10,250)
Deferred debt issuance costs, net			21,802	11,241
Amortization of Debt Issuance Costs			3,905	4,002	$ 2,763
Other noncurrent assets
Debt Instrument [Line Items]
Deferred debt issuance costs, net			5,254	2,784
Long-term debt
Debt Instrument [Line Items]
Deferred debt issuance costs, net			$ 16,548	$ 8,458
Senior notes due 2026 [Member]
Debt Instrument [Line Items]
Debt modification and extinguishment costs		$ 7,000
Revolving Credit Facility | Term Loan | New Line Of Credit [Member]
Debt Instrument [Line Items]
Deferred debt issuance costs	$ 8,400
Deferred debt issuance costs, net	7,800
Amortization of Debt Issuance Costs	600
Write off of Deferred Debt Issuance Cost	$ 600